As filed with the Securities and Exchange Commission on February 3, 1999

                                        1933 Act Registration No. ______________
                                        1940 Act Registration No. ______________

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20546

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
Pre-Effective Amendment No.                                            [ ]
Post-Effective Amendment No.                                           [ ]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                     [X]
Amendment No.                                                          [ ]

            The Community Reinvestment Act Qualified Investment Fund
               (Exact name of registrant as specified in Charter)

                          200 East Broward, Suite 1125
                            Fort Lauderdale, FL 33301
              (Address of Principal Executive Offices and Zip Code)

                                  954-356-0330
              (Registrant's Telephone Number, including Area Code)

                                Terence P. Smith
                           Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)

                                    Copy to:

                          Henry S. Hilles, Jr., Esquire
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                        Philadelphia, Pennsylvania, 19107

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

                              CROSS-REFERENCE SHEET
                            (As required by Rule 495)

Item No. on Form N-1A                              Caption or Subheading in Prospectus
                                                   or Statement of Additional Information

PART A - INFORMATION REQUIRED IN A PROSPECTUS
1.   Front and Back Cover Pages                    Cover Page; Back Cover Page

2.   Risk/Return Summary: Investments              Risk/Return Summary - Investment Objective,
     Risks, and Performance                        Principal Investment Strategy, Principal Risks

3.   Risk/Return Summary: Fee Table                Risk/Return Summary - Fees and Expenses

4.   Investment Objectives, Principal              Risk/Return Summary - Investment Objective,
     Investment Strategies, and Related            Principal Investment Strategy, Principal Risk;
     Risks                                         Investment Objective and Policies; Fund
                                                   Investments; and  Risk Factors

5.   Management's Discussion of                    Not Applicable
     Fund Performance

6.   Management, Organization and                  Investment Advisor
     Capital Structure

7.   Shareholder Information                       Pricing of Fund Shares; Purchasing Shares;
                                                   Redeeming Shares; Dividends and Distributions;
                                                   Federal Taxes

8.   Distribution Arrangements                     Distribution Plan

9.   Financial Highlights Information              Not Applicable

PART B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page and Table of Contents              Cover Page;  Table of Contents

11.  Fund History                                  The Fund and Its Shares

12.  Description of the Fund and its               Investment Policies and Restrictions
     Investments and Risks

13.  Management of the Fund                        Trustees and Officers


14   Control Persons and Principal                 Investment Advisor
     Holders of Securities

15.  Investment Advisory and Other                 Investment Advisor; Distributor; Distribution Plan;
     Services                                      Custodian; Servicing Agent; Independent
                                                   Accountants


16.  Brokerage Allocation and Other                Portfolio Transactions
     Practices

17.  Capital Stock and Other                       The Fund and Its Shares
     Securities

18.  Purchase, Redemption and Pricing              The Fund and Its Shares
     of Shares

19.  Taxation of the Fund                          Tax Information

20.  Underwriters                                  Distributor

21.  Calculation of Performance Data               Performance Information

22.  Financial Statements                          Not Applicable

PART C

Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.

                              SUBJECT TO COMPLETION

     THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND


           THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE FINANCIAL INSTITUTIONS WITH (1) A HIGH LEVEL OF CURRENT INCOME AND (2) INVESTMENT TEST CREDIT UNDER THE COMMUNITY REINVESTMENT ACT OF 1977.

                                   PROSPECTUS

                               _____________, 1999


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY............................................................1
         Investment Objective..................................................1
         Principal Investment Strategy.........................................1
         Principal Risks.......................................................1
         Fees and Expenses.....................................................2
INVESTMENT OBJECTIVE AND POLICIES..............................................3
FUND INVESTMENTS...............................................................5
RISK FACTORS...................................................................7
FEDERAL TAXES..................................................................8
PRICING OF FUND SHARES.........................................................9
PURCHASING SHARES..............................................................9
         Purchase Inquiries....................................................9
         Exchange of Securities................................................9
         Purchases By Wire Transfer............................................9
         Purchases by Check...................................................10
REDEEMING SHARES..............................................................10
DIVIDENDS AND DISTRIBUTIONS...................................................11
INVESTMENT ADVISOR............................................................11
DISTRIBUTION PLAN.............................................................12

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Fund's investment objective is to provide financial institutions with (1) a high level of current income and (2) investment test credit under the Community Reinvestment Act of 1977, as amended (the "CRA").

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest in mortgage-related and other debt securities that will cause financial institutions that are subject to the CRA to receive investment test credit under the CRA with respect to shares of the Fund held by them.

PRINCIPAL RISKS

The Fund has requested the Office of the Comptroller of the Currency (the "OCC") to consider whether federal examiners of financial institutions may determine that financial institutions holding shares of the Fund will receive CRA investment credit. There is no assurance that the Fund will receive a response from the OCC, or that examiners will make favorable determinations in specific cases.

The Fund is new and begins its public offering with this Prospectus. The Fund's investment adviser, CRAFund Advisors, Inc. (the "Advisor"), is also new, having been organized to provide investment advice to the Fund. Its associated personnel have substantial experience in fixed income and CRA-qualifying investments, but have no experience in managing a mutual fund.

All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund's investments fall in value.

The prices of fixed income debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund's yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment.

The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in a particular issuer. To the extent that it does so, a change in value of the security will affect the value of the Fund's portfolio more than it would affect a diversified investment company.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                         NONE
Maximum Deferred Sales Charge (Load)                                     NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends              NONE
Redemption Fee (as a percentage of amount redeemed)                      1.00%
Exchange Fee                                                             NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                                          0.50%
Distribution (12b-1) Fees                                                0.25%*
Other Expenses**                                                         0.19%
Total Annual Fund Operating Expenses (estimated)                         0.94%

* If you hold your shares for a substantial period of time, distribution fees may total more than the economic equivalent of the maximum front-end sales charge currently allowed by the Conduct Rules of the National Association of Securities Dealers, Inc.

**  Based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        One Year*          Three Years*
                        ---------          ------------
                          $194                 $382

*  Includes the imposition of a 1% redemption fee.

You would pay the following expenses if you did not redeem your shares at the end of each period:

                        One Year           Three Years
                        --------           -----------
                           $94                 $282

Actual annual returns may be greater or less than the annual 5% return assumed in the Example.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide financial institutions with (1) a high level of current income and (2) investment test credit under the CRA. The Fund's Board of Trustees may change the investment objective without shareholder approval.

The Fund's principal investment strategy is to invest in mortgage-related and other debt securities that will cause financial institutions that are subject to the CRA to receive investment test credit under the CRA with respect to shares of the Fund held by them. The Advisor believes that securities held by the Fund will provide returns that are competitive with those of similar securities that are not CRA-qualified.

The CRA requires federal financial regulatory agencies to encourage most regulated financial institutions to help meet the credit needs of their local communities, including low-to-moderate income neighborhoods. Such institutions receive an overall rating based on their evaluated performance in three areas: lending, service and investments. For an institution with $250 million or more in assets or for an institution whose holding company has $1 billion or more in assets, the investment test comprises 25% of the overall CRA rating. While smaller banks are subject only to a lending test, they can use their qualified investments to enhance their overall rating. Limited purpose and wholesale banks can elect to be evaluated partially or totally on their qualified investment performance.

In most cases, qualified investments are required to be responsive to the credit and community development needs of a financial institution's assessment (geographical) area or a broader statewide or regional area including the institution's assessment area. For such a financial institution to receive CRA investment test credit with respect to the Fund's shares, the Fund must hold CRA-qualifying investments that relate to the financial institution's assessment (geographical) area or a broader statewide or regional area. Institutions that are subject to the CRA that have been designated by their regulator as "wholesale" or "limited purpose" may receive credit for qualified investments wholly outside of their assessment (geographical) area, provided they have otherwise adequately addressed their assessment area needs. Although each shareholder of the Fund will indirectly own an undivided interest in all the Fund's investments, the Fund will designate specific securities to specific shareholders for CRA-qualifying purposes.

Investments are not designated as CRA-qualifying at the time of issuance by any governmental agency. Accordingly, the Advisor must evaluate whether each potential investment may be CRA-qualifying with respect to a specific shareholder. The final determinations of whether securities are CRA-qualifying are made by federal financial regulatory agencies during their periodic examinations of these institutions. There is no assurance that such examiners will concur with the Advisor's evaluation of securities as CRA-qualifying. Securities that are determined to qualify at the time of an examination may not qualify in subsequent examinations.

In determining whether a particular investment is a qualified investment, the Advisor will consider whether the investment has as its primary purpose community development. The Advisor will consider whether such investment (1) provides affordable housing for low-or-moderate income individuals, (2) provides community services targeted to low-or-moderate income individuals, (3) funds activities that finance businesses or farms that meet the size eligibility standards of the Small Business Administration's Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and promote economic development, or (4) funds activities that revitalize or stabilize low-or-moderate income areas. An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently low-or-moderate income or supports permanent job creation, retention, and/or improvement in low-or-moderate income areas targeted for redevelopment by federal, state, local or tribal governments.

Under normal circumstances, the Fund will invest primarily in securities which have a rating in the highest category assigned by a nationally recognized statistical rating organization ("Rating Agency"), for example, AAA by Standard & Poor's Rating Group and/or Aaa by Moody's Investors Services, Inc., or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

The Fund may also invest up to 25% if its net assets in securities rated in the second, third or fourth highest rating categories assigned by a Rating Agency, or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings. Such securities, along with those in the highest rating category, are considered to be "investment grade."

Under normal circumstances, the Fund will invest at least 90% of its net assets in CRA-qualifying securities. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest primarily in securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), and Government National Mortgage Association ("GNMA").

The Fund may also invest in taxable municipal bonds whose primary purpose is community development.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation ("FDIC") and are issued by financial institutions that are (1) certified as Community Development Financial Institutions, or (2) minority- or women-owned and primarily lend or facilitate lending in low- or moderate-income areas or to low- or moderate-income individuals to promote community development. The Fund may also invest in certain securities issued by the Small Business Administration.

The Fund may temporarily hold investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions or pending the acquisition of investments believed to be CRA-qualified. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.

The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

The Fund will require time after selling shares to acquire a significant volume of investments in certain geographic areas relevant to shareholders. The Advisor believes that investments in the Fund during these time periods will be considered CRA-qualified provided the purpose of the Fund includes serving the investing institution's assessment area(s) and the Fund is reasonably certain to achieve a significant volume of investments in the region after a reasonable period of time.

FUND INVESTMENTS

GNMA securities and U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government. Accordingly, these securities carry minimal credit risk.

FNMA and FHLMC securities are issued by U.S. Government-sponsored enterprises. These securities are not backed by the full faith and credit of the U.S. Government, but generally enjoy a very high level of creditworthiness.

Taxable municipal bonds are rated as to their creditworthiness by various Rating Agencies. The Fund will invest only in these securities if they conform to the credit qualifications described above under "Investment Objective and Policies."

The Fund may invest in mortgage-backed securities ("MBSs"), such as those issued by GNMA, FHLMC and FNMA, which generally pay monthly payments consisting of both interest and principal. The value of MBSs are based on the underlying pools of mortgages that serve as the asset base for the securities. The value of MBSs will be significantly influenced by changes in interest rates because mortgage backed pool valuations fluctuate with interest rate changes. Specifically, when interest rates decline, many borrowers refinance existing loans, resulting in principal prepayments which leads to early payment of the securities. Prepayment of an investment in MBSs can result in a loss to the Fund to the extent of any premium paid for MBSs. In addition, a decline in interest rates that leads to prepayment of MBSs may result in a reinvestment requirement at a time when the interest rate environment presents less attractive investment alternatives.

Certificates of deposit ("CDs") are promissory notes issued by banks and other financial institutions for fixed periods of time at fixed rates of interest. The Fund may invest in CDs issued by Community Development Financial Institutions or other eligible depositories. Early withdrawal of CDs may result in penalties being assessed against the holder of the CD.

The Fund may invest in repurchase agreements with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of said securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment. If an institution with whom the Fund has entered into a repurchase agreement enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into repurchase agreements only with institutions and dealers the Advisor considers creditworthy under guidelines approved by the Fund's Board of Trustees. The Fund may also engage in reverse repurchase transactions in which the Fund sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by the Fund.

The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but the Fund will maintain a segregated account with its custodian consisting of cash, cash equivalents, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the aggregate fair market value of its commitments to such transactions. A risk of investing in this manner is that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the security delivery takes place.

For  further   information   concerning  the  Fund's  investment   policies  and
restrictions, see "Investment Policies and Restrictions" in the Fund's Statement of Additional Information.

RISK FACTORS

The following information supplements the information set forth in "Risk/Return Summary - Principal Risks" and "Fund Investments" above.

Your investment in the Fund is not a deposit or obligation of, or insured or guaranteed by, any entity or person, including the U.S. Government and the FDIC. The Fund may be particularly appropriate for banks and other financial institutions that are subject to the CRA. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other political and economic factors. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk. There also can be no assurance that the Fund's investments will receive investment test credit under the CRA with respect to the Fund's shares.

The Fund's goal of holding securities that will allow its shareholders to obtain CRA investment credit with respect to the Fund's shares will cause the Advisor to take this factor into account in determining which securities the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund's investment performance. For example, as noted above, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell securities for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been designated to specific shareholders for CRA-qualifying purposes are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund's investment objectives. It is not known what changes, if any, will be made to the CRA over the life of the Fund. CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in the CRA might impact upon Fund operations and might pose a risk to the successful realization of the Fund's investment objectives.

Many investments purchased by the Fund will have one or more forms of credit enhancement. An investor in a credit enhanced debt instrument typically relies upon the credit rating of the credit enhancer to evaluate an issue's credit quality and appropriate pricing level. There can be no assurance that the credit rating of a public or private entity used as a credit enhancer on a Fund investment will remain unchanged over the period of the Fund's ownership of that investment.

As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Advisor is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

FEDERAL TAXES

The Fund intends to qualify each year as a regulated investment company under applicable federal tax provisions. In any fiscal year in which the Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund generally will not have to pay any federal tax.

Generally, all ordinary and capital gains distributions to you will be taxable whether they are reinvested or received in cash, unless you are exempt from taxation or entitled to a tax deferral. Early each calendar year, you will be notified as to the amount and federal tax status of all distributions paid to you from the prior year. Such distributions may also be subject to state or local taxes.

The Fund's investment strategies will generally cause its annual distributions to consist primarily of ordinary income. You will generally not be eligible for any dividends received deduction with respect to Fund distributions.

You may recognize gain or loss on redemptions of Fund shares based on the difference between your redemption proceeds and your basis in the shares. Certain restrictions on loss recognition may apply, however, such as the "wash sale" limitation, which disallows a loss on a sale of stock or securities if substantially identical stock or securities are purchased within 30 days before or after the sale.

You should note that if you purchase Fund shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

This is a brief summary of the tax laws that affect your investment in the Fund. Please see the section entitled "Tax Information" in the Statement of Additional Information for more information, and consult with your own tax advisor, since every investor's tax situation is unique.

PRICING OF FUND SHARES

The price of the Fund's shares is based on the Fund's net asset value (NAV). The NAV per share is determined as of the close of trading (normally 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open for trading. NAV per share is calculated by dividing the total value of the Fund's assets after subtracting liabilities by the number of shares outstanding. The Fund's portfolio securities are valued at market value by an independent pricing service which relies primarily on dealer bid quotations. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund's Board of Trustees.

PURCHASING SHARES

Shares of the Fund are sold at the NAV per share next determined after receipt of a purchase order by the Fund. The minimum initial investment is $250,000. There is no minimum requirement for subsequent purchases. Shares are sold without any front-end sales charge, which means that the full amount of your purchase price will be invested in Fund shares. The Fund imposes no deferred sales charges; however, the Fund will charge a 1% fee for redemptions of shares. See "Redeeming Shares" below.

PURCHASE INQUIRIES.  If you are considering  investing in the Fund, contact Neil
M. Solomon at the Fund's distributor, SunCoast Capital Group, Ltd. ("SunCoast"), toll-free at 1-800-733-5933. Mr. Solomon will provide information concerning your investment options and can provide all materials and procedures required to open an account. New accounts can be opened through an exchange of securities, by wire transfer, or by check purchase. These options also are available to existing shareholders and are discussed further below.

EXCHANGE OF SECURITIES. The Fund may issue its shares in exchange for securities owned by an investor. The Fund will issue its shares only in exchange for securities that the Advisor believes are CRA-qualified and that the Fund intends to hold. To determine the number of Fund shares that will be issued in the exchange, the investor's securities will be valued at the mean between their bid and asked quotations, which differs from the method used for valuing the Fund's portfolio securities. See "Pricing of Fund Shares" above. To discuss arrangements for purchasing Fund shares in exchange for your securities, contact Neil M. Solomon at SunCoast toll-free at 1-800-733-5933.

PURCHASES BY WIRE TRANSFER. You may purchase shares by making a wire transfer of federal funds to Declaration Service Company, the Fund's transfer agent. You must include the full name in which your account is registered and the Fund account number, and should address the wire transfer as follows:

      First Union Bank, N.A.
      ABA #
      For Account of The Community Reinvestment Act Qualified Investment Fund Acct. #
      For further credit (Your Name)
      Acct. # (Your Acct. No.)

Before making an initial investment by wire transfer, you must first telephone SunCoast at 1-800-733-5933 to request an account number and furnish the Fund with your taxpayer identification number. In addition, you must promptly forward a completed new account application with signature(s) of authorized officer(s) and appropriate corporate resolutions or other evidence of authority to:
SunCoast Capital Group, Ltd., 200 E. Broward Blvd., Fort Lauderdale, FL 33301. These documents must be received before any shares may be redeemed from the account. The Fund will not be responsible for the consequence of delays in the wire transfer system. See "Purchase Inquiries" above.

PURCHASES BY CHECK. You can purchase shares by sending a check to The Community Reinvestment Act Qualified Investment Fund, c/o SunCoast Capital Group, Ltd., 200 E. Broward Blvd., Fort Lauderdale, FL 33301. Initial share purchases must be accompanied by a completed new account application with signature(s) of authorized officer(s) and appropriate corporate resolutions or other evidence of authority. See "Purchase Inquiries" above. Checks are accepted subject to collection. If shares are purchased by check and redeemed within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days.

You will receive a statement showing the number of shares purchased, the net asset value at which your shares were purchased, and the new balance of Fund shares owned each time you purchase shares of the Fund. The Fund does not issue share certificates. All full and fractional shares will be carried on the books of the Fund.

All applications to purchase shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders.

REDEEMING SHARES

You may redeem your shares in the Fund at any time and for any reason. Upon receipt by the Fund of a redemption request and any other required documents in proper form, your shares of the Fund will be redeemed at their next determined NAV, less a redemption fee equal to 1% of the NAV of the redeemed shares. The redemption fee is not a sales charge. It is retained by the Fund and is not paid to the Advisor or the Fund's distributor. The purpose of the redemption fee is to allocate transaction costs associated with redemptions to investors making those redemptions, thus protecting shareholders who hold their shares for longer periods. These costs include, among others, those additional expenses that may be incurred in selling CRA-qualified securities related specifically to the redeeming shareholder's geographical area.

Redemption requests must be in writing and sent to The Community Reinvestment Act Qualified Investment Fund, c/o SunCoast Capital Group, Ltd., 200 E. Broward Blvd., Fort Lauderdale, FL 33301. To be in proper form, your redemption request must:

     o Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed; and

     o Be signed by the authorized representative(s) exactly as their names appear on the account.

Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested to evidence the authority of the person or entity making the redemption request.

When you redeem your shares, they may be worth more or less than you paid for them, depending upon the value of the Fund's portfolio securities at the time of redemption.

Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund will normally pay redemption proceeds in cash but reserves the right to deliver securities owned by the Fund instead of cash. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission ("SEC"), or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension, or (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay dividends from net investment income and distribute any net capital gains at least annually, usually in December. Dividends and distributions are reinvested in additional shares unless you indicate in the account application or otherwise in writing that you want to have dividends and distributions paid in cash.

INVESTMENT ADVISOR

The Advisor is a registered investment adviser founded in November 1998, with headquarters at 200 East Broward Blvd., Suite 1125, Fort Lauderdale, Florida 33301.

The Advisor was organized to provide investment advice to the Fund. It currently has no other clients. Its personnel, except Kenneth H. Thomas, are employees of SunCoast, a registered broker-dealer. Principal shareholders of SunCoast own 75% of the outstanding stock of the Advisor. SunCoast serves as distributor of the Fund's shares and receives payments pursuant to the Fund's distribution plan. See "Distribution Plan" below.

Todd J. Cohen is the Fund's portfolio manager and will choose the securities to purchase for the Fund. Mr. Cohen is President of SunCoast. He oversees SunCoast's fixed income securities trading operations. Although Mr. Cohen has substantial experience in trading fixed income securities, managing a mutual fund is a new position for him.

In managing the Fund's investment portfolio, Mr. Cohen will consult with Kenneth
H. Thomas, Ph.D. Dr. Thomas is President of K. H. Thomas Associates, a sole proprietorship engaged in consulting with financial institutions. Dr. Thomas has counseled many banks and thrifts regarding their CRA compliance, and has authored two books on the subject. Dr. Thomas is also a Lecturer in Finance at the Wharton School of Business of the University of Pennsylvania.

Under the terms of an investment advisory agreement, the Advisor, subject to the supervision of the Fund's Board of Trustees, will manage the investment operations of the Fund in accordance with the Fund's investment policies. The Fund will pay to the Advisor monthly a fee equal to an annual rate of 0.50% of the Fund's average daily net assets.

DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The distribution plan allows the Fund to pay fees for the sale and distribution of its shares. Because they are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the distribution plan, the Fund will pay SunCoast up to 0.25% per year of the Fund's average daily net assets for activities primarily intended to result in sales of the Fund's shares.

Where to find more information

You will find more information about the Fund in the following documents:

Annual and semi-annual reports
The Fund will prepare annual and semi-annual reports to shareholders. Such reports will contain more information about the Fund and a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Fund and its policies. By law, it is incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents,  request other information about the
Fund  and  make   shareholder   inquiries  by  calling  the  Fund  toll-free  at
1-800-355-3553 or writing to:

The Community Reinvestment Act Qualified Investment Fund
c/o SunCoast Capital Group, Ltd.
200 E. Broward Blvd.
Fort Lauderdale, FL  33301

or on the Internet at www.____________.com

You can write to the SEC Public Reference Section and ask them to mail you information about the Fund, including the SAI. The SEC will charge you a duplicating fee for this service. You can also visit the Public Reference Room to review and copy the documents. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Fund are also available on the SEC's website at www.sec.gov.

The Fund's Investment Company Act File No. is ________________.

                              SUBJECT TO COMPLETION

     THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND


     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT RELATES TO AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND, DATED ____________, 1999. YOU MAY OBTAIN A COPY OF THE PROSPECTUS, FREE OF CHARGE, BY WRITING TO THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND, C/O SUNCOAST CAPITAL GROUP, LTD., 200 E. BROWARD BLVD., FORT LAUDERDALE, FL 33301, BY TOLL-FREE PHONE REQUEST AT 1-800-733-5933, OR ON THE INTERNET AT WWW.__________ .COM.


                       STATEMENT OF ADDITIONAL INFORMATION

                             _________________, 1999

                                TABLE OF CONTENTS

                                                                            PAGE


DEFINED TERMS...............................................................
THE FUND AND ITS SHARES.....................................................
INVESTMENT POLICIES AND RESTRICTIONS........................................
         Investment Quality.................................................
         U.S. Government Agency Securities..................................
         Zero Coupon Bonds..................................................
         Repurchase Agreements and Reverse Repurchase Agreements............
         Taxable Municipal Bonds............................................
         Other Securities...................................................
         Securities Lending.................................................
         Liquidity..........................................................
         Illiquid Securities................................................
         Investment Restrictions............................................
INVESTMENT ADVISOR..........................................................
TRUSTEES AND OFFICERS.......................................................
PERFORMANCE INFORMATION.....................................................
TAX INFORMATION.............................................................
PORTFOLIO TRANSACTIONS......................................................
DISTRIBUTOR.................................................................
DISTRIBUTION PLAN...........................................................
CUSTODIAN...................................................................
SERVICING AGENT.............................................................
INDEPENDENT ACCOUNTANTS.....................................................
COUNSEL ....................................................................
APPENDIX A..................................................................

DEFINED TERMS

In this Statement of Additional Information, the terms listed below have the following meanings:

Advisor - CRAFund Advisors, Inc., investment adviser to the Fund.

CRA - The Community Reinvestment Act of 1977, as amended.

Fund - The Community Reinvestment Act Qualified Investment Fund.

Investment Company Act - The Investment Company Act of 1940, as amended.

Prospectus - The prospectus for the Fund as described on the front cover page of this Statement of Additional Information.

THE FUND AND ITS SHARES

The Fund was organized on January 15, 1999, as a business trust under the laws of the State of Delaware. The Fund is registered as an open-end, management investment company under the Investment Company Act.

The Fund offers a single class of shares of beneficial interest. Shares when issued will be fully paid and nonassessable. All shares represent an equal proportionate interest in the assets belonging to the Fund (subject to the Fund's liabilities). Shareholders have no preemptive or other similar rights to subscribe to any additional shares of the Fund or other securities issued by the Fund or the Fund's Trustees.

Shareholders have the power to vote only: (a) for the election of one or more Trustees in order to comply with the provisions of the Investment Company Act;
(b) with respect to any contract required by the Investment Company Act to be approved by shareholders; (c) with respect to termination of the Fund to the extent required by applicable law; (d) with respect to any plan adopted pursuant to Rule 12b-1 under the Investment Company Act, and related matters, to the extent required by the Investment Company Act; and (e) with respect to such additional matters relating to the Fund as may be required by the Fund's Agreement and Declaration of Trust, the Fund's bylaws or as the Trustees may consider necessary or desirable. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy.

All dividends and other distributions will be distributed pro rata to the Fund's shareholders in proportion to the number of shares they held on the record date established for payment of the dividend or other distribution. In the event of a liquidation of the Fund, shareholders will be entitled to distribution of Fund assets remaining after the payment of all Fund liabilities. Such assets will be distributed to shareholders in proportion to the number of shares held by them.

The Fund reserves the right to pay redemption proceeds wholly or partly in securities or other assets. The Fund may postpone the payment of redemption proceeds and may suspend the right of redemption during any period or at any time when and to the extent permissible under the Investment Company Act. The Fund may redeem shares involuntarily if the Trustees determine that failure to do so may have materially adverse consequences to shareholders. In the event of an involuntary redemption, shareholders would have no further rights other than to receive the redemption price. In addition, the Fund may redeem some or all shares held by:

     (1) a shareholder whose account value is less than the minimum required investment amount as a result of redemptions;

     (2) all shareholders of the Fund if the value of all shares is less than the minimum amount established by the Board of Trustees; or

     (3) any shareholder to reimburse the Fund for any loss or expense it has sustained or incurred resulting from:

          (a)  the  shareholder's   failure  to  make  full  payment  for  share
     purchases;

          (b)  any defective redemption request;

          (c) indebtedness incurred in connection with facilitating (i) requests pending receipt of collected funds from investments sold on the date of the shareholder's redemption request, (ii) redemption requests when the shareholder has also notified the Fund of its intention to deposit funds in its account on the date of the redemption request, or (iii) the purchase of investments pending receipt of collected funds when the shareholder has notified the Fund of its intention to deposit funds in its accounts on the date of the purchase of the investments; or

          (d) a transaction effected for the benefit of the shareholder.

INVESTMENT POLICIES AND RESTRICTIONS

The  following  investment  information   supplements  that  set  forth  in  the
Prospectus, which describes the Fund's principal investment strategies and the types of securities in which the Fund primarily invests.

INVESTMENT QUALITY. The Fund invests primarily in securities rated in the highest rating category assigned by a nationally recognized statistical rating organization ("Rating Agency"), e.g., AAA by Standard & Poor's Rating Group and/or Aaa by Moody's Investor Services, Inc. The Fund may also invest up to 25% of its net assets in other "investment grade" securities, i.e., securities rated in the second, third or fourth highest rating category assigned by a Rating Agency. See Appendix A for more information on the ratings of Rating Agencies.

U.S. GOVERNMENT AGENCY SECURITIES. The Fund invests primarily in securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA obligations are guaranteed by GNMA and are backed by the full faith and credit of the U.S. Treasury. FNMA obligations are guaranteed by FNMA and are supported by FNMA's ability to borrow directly from the U.S. Treasury. FHLMC obligations are guaranteed by FHLMC and are supported FHLMC's ability to borrow directly from the U.S. Treasury.

ZERO COUPON BONDS. The Fund may invest in zero coupon bonds. Zero coupon bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered illiquid and will be subject to the Fund's 15% limit on investments in illiquid securities as stated below. Repurchase agreements are considered to be loans under the Investment Company Act.

Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities until the repurchase date that are equal in value to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by the Fund under the Investment Company Act.

TAXABLE MUNICIPAL BONDS. The Fund may invest in taxable municipal bonds that are designed primarily to finance community development. The two principal classifications of taxable municipal bonds which may be held by the Fund are "general obligation" bonds and "revenue" bonds. General obligation bonds are generally secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are generally payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of taxable municipal bonds, both within a particular category and between categories, and the yields on taxable municipal bonds depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the taxable municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency represent its opinion as to the quality of taxable municipal bonds. It should be emphasized that these ratings are general and are not absolute standards of quality. Taxable municipal bonds with the same maturity, interest rate and rating may have different yields. Taxable municipal bonds of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of taxable municipal bonds may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

The payment of principal and interest on most taxable municipal bonds purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information. An issuer's obligations under its taxable municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its taxable municipal securities may be materially adversely affected by litigation or other conditions.

OTHER SECURITIES. As the universe of CRA-qualified securities expands, the Fund may purchase qualified securities that the Advisor believes are consistent with the achievement of the Fund's investment objective. The Fund and its shareholders will bear the risks associated with investments in any such securities. The Advisor will invest only in securities that meet the credit standards set forth in the Prospectus and this Statement of Additional Information and that the Advisor believes will not be inconsistent with the Fund's objective of providing financial institutions with investment test credit under the CRA.

SECURITIES LENDING. The Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral will be subject to possible depreciation in value. The Fund will continue to accrue interest on the securities loaned and will also earn income on the loans. Any cash collateral received by the Fund will be invested in high quality, short-term money market instruments. Loans will generally be short term, will be made only to borrowers that the Advisor deems to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risk.

LIQUIDITY. To maintain liquidity, the Fund may hold a portion of its net assets in repurchase agreements or other short-term instruments and/or cash. Under normal conditions, the Fund will hold no more than 10% of its net assets in such instruments.

ILLIQUID SECURITIES. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the 15% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if the Advisor has determined, in accordance with guidelines established by the Fund's Board of Trustees, that an adequate trading market exists for such securities.

INVESTMENT RESTRICTIONS. The following investment restrictions are fundamental policies of the Fund and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act:

The Fund will not:

     1. Make loans, except that the Fund (i) may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

     2. Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes and may engage in reverse repurchase transactions to the extent permitted by the Investment Company Act; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or, subject to any limitations imposed by the Investment Company Act. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

     3. Act as an underwriter within the meaning of the Securities Act of 1933; except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

     4. Purchase or sell real estate; except that the Fund may purchase securities that are secured by real estate and may purchase securities of issuers which deal in real estate or interests therein; however, the Fund will not purchase or sell interests in real estate limited partnerships.

     5. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry other than the real estate industry; provided, however, that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia or any of their authorities, agencies, or instrumentalities (including U.S. Government-sponsored enterprises) or political subdivisions, including municipal bonds.

     6. Purchase or sell commodities or commodity contracts, or invest in futures contracts or options related thereto.

The Fund has also adopted the following restrictions which may be changed by the Board of Trustees without shareholder approval:

The Fund may not:

     7. Invest in companies for the purpose of exercising management or control.

     8.   Purchase foreign securities.

     9. Invest in or sell put options, call options, straddles, spreads, or any combination thereof.

     10. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

     11. Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets, or as is permitted by the Investment Company Act.

If a  percentage  limitation  is satisfied  at the time of  investment,  a later increase in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of the limitation.

INVESTMENT ADVISOR

The Advisor, located at 200 E. Broward Blvd., Fort Lauderdale, FL 33301, was organized under the laws of the State of Florida as an investment advisory corporation in 1998. The Advisor is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended.

The following  persons are affiliated  persons of both the Fund and the Advisor:
Todd J. Cohen is Trustee of the Fund and President and Director of the Advisor. Kenneth H. Thomas, Ph.D., is Trustee and Chairman of the Fund and Vice President and Director of the Advisor. David A. Zwick is Trustee and President of the Fund and Director of the Advisor. Neil M. Solomon is Treasurer of the Fund and Vice President, Treasurer and Secretary of the Advisor.

The Advisor provides investment advisory services to the Fund pursuant to an investment advisory agreement with the Fund dated as of ______________, 1999 (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Advisor determines what securities and other investments will be purchased, retained or sold by the Fund and implements such determinations through the placement of orders for the execution of portfolio transactions with or through brokers or dealers as the Advisor may select.

For the services provided and expenses assumed under the Advisory Agreement, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of .50% of the Fund's average daily net assets. While it is expected that the Fund's total operating expenses will not exceed 1.00% of the Fund's average daily net assets, the Advisor has voluntarily agreed to waive advisory fees and/or reimburse other expenses to the extent necessary to limit the total operating expenses of the Fund to 1.00% of its average daily net assets in the event the Fund's expenses are higher than expected. The Advisor may revise or discontinue this commitment at any time upon written notice to the Fund's Board of Trustees. The Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement has an initial term of two years and will continue in effect from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the Investment Company
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by the Board of Trustees, or by a vote of the majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act). The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the Investment Company Act).

The Advisor intends to purchase substantially all of the shares of the Fund prior to the effective date of the Fund's registration statement and will be deemed initially to control the Fund.

TRUSTEES AND OFFICERS

The Board of Trustees of the Fund manages the business and affairs of the Fund in accordance with the laws of the State of Delaware and the Fund's Agreement and Declaration of Trust and its bylaws. The Trustees and officers of the Fund are listed below:

Name, Age, Address, Position with Fund     Principal Occupation for the Last Five Years
--------------------------------------     --------------------------------------------
Kenneth H. Thomas, Ph.D.*                  Vice President and Director, the Advisor since
November Trustee and Chairman              1998; President, K.H. Thomas Associates (financial
6255 Chapman Field Drive                   institution consulting) since August 1975; Lecturer,
Miami, FL 33156                            The Wharton School of Business of the University of
Age 51                                     Pennsylvania since September 1970.

David A. Zwick*                            Secretary, Treasurer and Director, SunCoast Capital
Trustee and President                      Group, Ltd. (broker-dealer) since December 1992;
c/o SunCoast Capital Group, Ltd.           Director, the Advisor since November 1998.
200 East Broward Blvd., Suite 1125
Fort Lauderdale, FL  33301
Age 32

Todd J. Cohen*                             President and Director, the Advisor since November
Trustee                                    1998; President, SunCoast Capital Group, Ltd.
c/o SunCoast Capital Group, Ltd.           (broker-dealer) since December 1992.
200 East Broward Blvd., Suite 1125
Fort Lauderdale, FL  33301
Age 33

Neil M. Solomon                            Vice President, Secretary and Treasurer, the Advisor
Treasurer                                  since November 1998; Vice President and Chief Financial
c/o SunCoast Capital Group, Ltd.           Officer, SunCoast Capital Group, Ltd. (broker-dealer)
200 East Broward Blvd., Suite 1125         since July 1996; Controller, Costa Cruise Lines, May
Fort Lauderdale, FL  33301                 1994 to July 1996; Associate - Audit, Coopers &
Age 28                                     Lybrand, May 1992 to May 1994.

Michael P. Malloy                          Partner, Drinker Biddle & Reath LLP (law firm) since
Secretary                                  1993
Drinker Biddle & Reath LLP
1345 Chestnut Street, Suite 1100
Philadelphia, PA 19107
Age 39

* May be deemed to be an "interested person" of the Fund as defined in the Investment Company Act.

The table below sets forth the compensation that the Fund expects to pay to each of the Trustees who are not interested persons of the Fund during the Fund's first fiscal year. [Table to be completed by amendment]

                                       Pension or
                                       Retirement
                     Aggregate         Benefits Accrued     Estimated Annual    Total
Name of              Compensation      as Part of Fund      Benefits Upon       Compensation
Person/Position      from the Fund     Expenses             Retirement          Paid to Trustees

                      $12,000             N/A                    N/A               $12,000

PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

                                                           n
Average Annual Total Return is computed as follows:  P(1+T)  = ERV

Where:    P = a hypothetical initial investment of $1000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the applicable period

The formula for calculating Aggregate Total Return is as follows:

                     Aggregate Total Return = [(ERV/P) - 1]

The Fund may also advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                      6
Yield = 2[(a-b/cd + 1)  - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
          d = the maximum offering price per share on the last day of the period

The Fund imposes no sales charges, although a 1% redemption fee will be charged at the time shares are redeemed. The redemption fee is not reflected in the Fund's performance calculations.

Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (2) one or more benchmark indices, or (3) other appropriate indices of investment securities or with data developed by the Advisor derived from such indices. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune,
Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.

In reports or other communications to investors or in advertising, the Fund may also describe the general biography or work experience of the portfolio manager(s) of the Fund and may include quotations attributable to the portfolio manager(s) describing approaches taken in managing the Fund's investments, research methodology, underlying stock selection or the Fund's investment objective. The Fund may also discuss the continuum of risk and return relating to different investments. In addition, the Fund may from time to time compare its expense ratios to those of investment companies with similar objective and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

TAX INFORMATION

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

PORTFOLIO TRANSACTIONS

Debt securities are generally traded in the over-the-counter market. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (mark-up). In some instances, the Advisor feels that better prices are available from non-principal market makers that are paid commissions directly.

Decisions to buy and sell securities for the Fund are made by the Advisor subject to overall review by the Fund's Board of Trustees. The Advisor places orders pursuant to its investment determinations for the Fund either directly with the issuer or with a broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Advisor uses its best efforts to seek on behalf of the Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. When the Fund purchases or sells securities through brokers on an agency basis, in evaluating the best overall terms available, and in selecting the broker to execute a particular transaction, the Advisor may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Advisor or an affiliate of the Advisor exercises investment discretion. The Advisor is authorized to pay to a broker who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Advisor determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or in terms of the overall responsibilities of the Advisor to the Fund.

In addition, the Advisor is authorized to take into account the sale of shares of the Fund in allocating to brokers or dealers purchase and sale orders for the Fund's portfolio securities, provided that the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified firms. The Advisor will make investment decisions for the Fund independently from those of other clients of the Advisor. However, the same security may be held in the portfolio of the Fund and one or more other clients when the same security is believed suited for the investment objectives of the Fund and such other client(s). Should two or more clients of the Advisor simultaneously be engaged in the purchase or sale of the same security, to the extent possible, the transactions will be allocated as to price and amount in a manner fair and equitable to each client and the Fund.

The Advisor may not execute principal portfolio transactions with SunCoast Capital Group, Ltd. ("SunCoast"), which is the Fund's distributor and an affiliate of the Advisor. The Advisor may execute agency transactions through SunCoast subject to the requirements of applicable law and to review of the transactions by the Fund's Board of Trustees, provided that the Advisor believes that such executions will provide the Fund with the best available price and execution.

DISTRIBUTOR

SunCoast, located at 200 E. Broward Blvd., Fort Lauderdale, FL 33301 serves as principal underwriter for the Fund's shares. The following persons are affiliated persons (as defined in the Investment Company Act) of both the Fund and SunCoast: David A. Zwick is Trustee and President of the Fund and Treasurer, Secretary, Director and Shareholder of SunCoast; Todd J. Cohen is Trustee of the Fund and President and Shareholder of SunCoast; and Neil M. Solomon is Treasurer of the Fund and Vice President and Chief Financial Officer of SunCoast.

Shares of the Fund are sold on a continuous basis. The distribution agreement between the Fund and SunCoast requires SunCoast to use all reasonable efforts in connection with the distribution of the Fund's shares. However, SunCoast has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act. The Distribution Plan authorizes the Fund to pay SunCoast annual fees of up to .25% of the average daily net assets of the Fund in consideration for distribution and other services and the assumption of related expenses. Amounts paid to SunCoast may be used to cover expenses that are related to (a) distribution of the Fund's shares, (b) ongoing servicing and/or maintenance of the accounts of the Fund's shareholders, (c) payments to institutions for selling the Fund's shares, and (d) sub-transfer agency, sub-accounting, administrative or similar services related to the Fund's shares. The Fund may pay SunCoast the full fee provided for by the Distribution Plan even if SunCoast's costs for providing its services are less than the full amount. Certain officers, directors and/or shareholders of SunCoast are also interested persons (as defined in the Investment Company Act) of the Fund and may be considered to have a direct or indirect financial interest in the Distribution Plan.

The Distribution Plan has been approved by the Board of Trustees of the Fund, including a majority of the Trustees who are not interested persons of the Fund (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related thereto (the "Disinterested Trustees"). In approving the Distribution Plan, the Trustees considered various factors and determined that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and its shareholders. The Distribution Plan may be terminated by a vote of a majority of the Disinterested Trustees. The Trustees review quarterly a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. Any amendment to materially increase the costs that the Fund's shares bear under the Distribution Plan requires approval by a majority of the outstanding voting shares (as defined in the Investment Company Act). For so long as the Distribution Plan is in effect, selection and nomination of Disinterested Trustees will be committed to the discretion of the Disinterested Trustees. Any agreement related to the Distribution Plan may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. The Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees.

CUSTODIAN

First Union National Bank (the "Custodian") acts as custodian for the Fund. As such, the Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. The Custodian does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

SERVICING AGENT

Declaration Service Company ("DSC"), with principal business offices at 555 North Lane, Suite 6160, Conshohocken, PA 19428, provides accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Fund pursuant to an investment company services agreement (the "Services Agreement"). Under the Services Agreement, DSC is responsible for a wide variety of functions, including but not limited to:

o    Fund accounting services
o    Financial statement preparation
o    Valuation of the Fund's portfolio securities
o    Pricing the Fund's shares
o    Assistance in preparing tax returns
o    Preparation and filing of required regulatory reports
o    Communications with shareholders
o    Coordination of Board and shareholder meetings
o    Monitoring the Fund's legal compliance
o    Maintaining shareholder account records

[Disclosure of compensation arrangement under the Investment Company Services Agreement will be filed by amendment]

INDEPENDENT ACCOUNTANTS

________________________ will serve as the Fund's independent auditors for its first fiscal year.

COUNSEL

Drinker Biddle & Reath LLP (of which Michael P. Malloy, Secretary of the Fund, is a partner), 1345 Chestnut Street, Suite 1100, Philadelphia, PA 19107, is counsel to the Fund and will pass upon certain legal matters on its behalf.

                                   APPENDIX A

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

     Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

     "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

     "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

     "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

     To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

     The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

     "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC," "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD,"  "DD" and "D" - Bonds are in  default.  Securities  are not  meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved and "D" represents the lowest potential for recovery.

     To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

     Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

     "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

     "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BB," "B," "CCC," and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

     "D" - This designation indicates that the long-term debt is in default.

     PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS
----------------------

     A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

     Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits
--------  --------

(a)      Agreement and Declaration of Trust dated January 14, 1999
(b)      Bylaws
(c)      None
(d)      Form of Investment Management Agreement
(e)      Distribution Agreement *
(f)      None
(g)      Custodian Agreement *
(h)      Investment Services Agreement *
(i)      Opinion and Consent of Counsel*
(j)      None
(k)      None
(l)      Share Purchase Agreement*
(m)      Distribution Plan*
(n)      Financial Data Schedule*
(o)      Not Applicable

*  To be filed by amendment

Item 24.  Persons Controlled by or under Common Control with Registrant.
--------  --------------------------------------------------------------

No person is directly or indirectly controlled by, or under common control with the Registrant.

Item 25.  Indemnification.
--------  ----------------

Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust's governing instrument. The Registrant's Agreement and Declaration of Trust provide the following:

     8.2. Indemnification. The Trust shall indemnify each of its Trustees and officers and persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each a "Covered Person"), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants' and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which he may be involved or with which he may be threatened, while as a Covered Person or thereafter, by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his duties involved in the conduct of such Covered Person's office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as "Disabling Conduct"). Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this
Article VIII and either (b) such Covered Person provides security for such undertaking, (c) the Trust is insured against losses arising by reason of such payment, or (d) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

     8.3. Indemnification Determinations. Indemnification of a Covered Person pursuant to Section 8.2 shall be made if (a) the court or body before whom the proceeding is brought determines, in a final decision on the merits, that such Covered Person was not liable by reason of Disabling Conduct or (b) in the absence of such a determination, a majority of a quorum of disinterested, non-party Trustees or independent legal counsel in a written opinion make a reasonable determination, based upon a review of the facts, that such Covered Person was not liable by reason of Disabling Conduct.

     8.4. Indemnification Not Exclusive. The right of indemnification provided by this Article VIII shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VIII, "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested, non-party Trustee" is a Trustee who is neither an Interested Person of the Trust nor a party to the proceeding in question.

Item 26.  Business and Other Connections of Investment Advisor.
--------  -----------------------------------------------------

The Advisor has no other business or other connections.

Todd J. Cohen, President and Director of the Advisor, has served as President of SunCoast Capital Group, Ltd. ("SunCoast"), the Registrant's distributor, since December 1992. Kenneth H. Thomas, PhD., Vice President and Director of the Advisor, has been President of K.H. Thomas Associates, a firm that provides consulting services to financial institutions, since August 1975. Dr. Thomas has also been a Lecturer at the Wharton School of Business of the University of Pennsylvania since September 1970. David A. Zwick, a Director of the Advisor, has served as Secretary, Treasurer and Director of SunCoast since December 1992. Peter M. Cooper, a Director of the Advisor, has served as Executive, Trader, and Director of SunCoast since June 1995.

Item 27.  Principal Underwriters.
--------  -----------------------

SunCoast Capital Group, Ltd., 200 East Broward Blvd., Suite 1125, Fort Lauderdale, FL 33301 is the Fund's principal underwriter. SunCoast does not act as principal underwriter, depositor, or investment adviser to any other investment company.

Item 28.  Location of Accounts and Records.
--------  ---------------------------------

Declaration Service Company
555 North Lane, Suite 6160
Conshohocken, PA  19428

CRAFund Advisors, Inc.
200 East Broward Blvd., Suite 1125
Fort Lauderdale, FL  33301

Item 29.  Management Services.
--------  --------------------

Not applicable

Item 30.  Undertakings.
--------  -------------

None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Fort Lauderdale and State of Florida on the 3rd day of February, 1999.

                      The Community Reinvestment Act Qualified Investment Fund Registrant



                      /s/David A. Zwick
                      -----------------
                      David A. Zwick
                      President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

    Signature                       Title                            Date
    ---------                       -----                            ----

                            Trustee and Chairman               February 3, 1999
---------------------
Kenneth H. Thomas

/s/ David A. Zwick          Trustee and President              February 3, 1999
---------------------
David A. Zwick

/s/ Todd J. Cohen                  Trustee                     February 3, 1999
---------------------
Todd J. Cohen

/s/ Neil M. Solomon               Treasurer                    February 3, 1999
---------------------
Neil M. Solomon

                                  EXHIBIT INDEX

EXHIBIT NO.                         DESCRIPTION


(a)       Agreement and Declaration of Trust dated January 14, 1999

(b)       Bylaws

(d)       Form of Investment Management Agreement